Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Smith Douglas Homes Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41917
Entity Tax Identification Number	93-1969003
Entity Address, Address Line One	110 Village Trail, Suite 215
Entity Address, City or Town	Woodstock
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30188
City Area Code	770
Local Phone Number	213-8067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SDHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001982518
Amendment Flag	false